Retirement Plans and Postretirement Costs	12 Months Ended
Jul. 03, 2016
Compensation And Retirement Disclosure [Abstract]
Retirement Plans and Postretirement Costs

RETIREMENT PLANS AND POSTRETIREMENT COSTS

We have a qualified, noncontributory defined benefit pension plan (“Qualified Pension Plan”) covering substantially all U.S. associates. Benefits under the Qualified Pension Plan are based on years of service and final average compensation. Our policy is to fund for the Qualified Pension Plan at least the minimum actuarially computed annual contribution required under the Employee Retirement Income Security Act of 1974 (ERISA). Plan assets consist primarily of listed equity and fixed income securities. Effective December 31, 2009, an amendment to the Qualified Pension Plan discontinued the benefit accruals for salary increases and credited service rendered after that date. On April 2, 2014, our Board of Directors approved a resolution to terminate the Qualified Pension Plan. The termination of the Qualified Pension Plan is subject to the Internal Revenue Service’s (“IRS”) determination that the Qualified Pension Plan is qualified on termination. We believe it will take 18 to 24 months to finalize the complete termination of the Qualified Pension Plan after obtaining IRS approval. We have not yet received IRS approval that the qualified plan is qualified on termination. Additionally, we have amended the Qualified Pension Plan to provide that participants are 100 percent vested in their accrued benefits as of the effective date of the plan termination, to adopt a new standard for disability benefits that will apply when the plan’s assets are distributed due to the termination, to add a lump sum distribution option for employees and terminated vested participants who are not in payment status when Qualified Pension Plan assets are distributed due to the termination and to make certain other conforming amendments to the Qualified Pension Plan to comply with applicable laws that may be required by the IRS or may be deemed necessary or advisable to improve the administration of the Qualified Pension Plan or facilitate its termination and liquidation. We also intend to make contributions to the Trust Fund for the Qualified Pension Plan to ensure that there are sufficient assets to provide all Qualified Pension Plan benefits as of the anticipated distribution date. The financial impact of the plan termination will be recognized as a settlement of the Qualified Pension Plan liabilities. The settlement date and related financial impact have not yet been determined.

We have historically had in place a noncontributory supplemental executive retirement plan (“SERP”), which prior to January 1, 2014 was a nonqualified defined benefit plan that essentially mirrored the Qualified Pension Plan, but provided benefits in excess of certain limits placed on our Qualified Pension Plan by the Internal Revenue Code. As noted above, we froze our Qualified Pension Plan effective as of December 31, 2009 and the SERP provided benefits to participants as if the Qualified Pension Plan had not been frozen. Because the Qualified Pension Plan was frozen and because new employees were not eligible to participate in the Qualified Pension Plan, our Board of Directors adopted amendments to the SERP on October 8, 2013 that were effective as of December 31, 2013 to simplify the SERP calculation. The SERP is funded through a Rabbi Trust with BMO Harris Bank N.A. Under the amended SERP, participants received an accrued lump-sum benefit as of December 31, 2013 which was credited to each participant’s account. Subsequent to December 31, 2013, each eligible participant receives a supplemental retirement benefit equal to the foregoing lump sum benefit, plus an annual benefit accrual equal to 8% of the participant’s base salary and cash bonus, plus annual credited interest on the participant’s account balance. All current participants are fully vested in their account balances with any new individuals participating in the SERP effective on or after January 1, 2014 being subject to a five year vesting period. The SERP, which is considered a defined benefit plan under applicable rules and regulations, will continue to be funded through use of a Rabbi Trust to hold investment assets to be used in part to fund any future required lump sum benefit payments to participants. The foregoing amendments to the SERP did not have a material effect on our financial statements. The Rabbi Trust assets had a value of $2.3 million at both July 3, 2016 and June 28, 2015, and are included in Other Long-Term Assets in the accompanying Consolidated Balance Sheets. The projected benefit obligation under the amended SERP was $1.8 million at July 3, 2016 and $1.6 million at June 28, 2015, respectively. The SERP liabilities are included in the pension tables below. However, the Rabbi Trust assets are excluded from the tables as they do not qualify as plan assets.

We also sponsor a postretirement health care plan for all U.S. associates hired prior to June 1, 2001. The expected cost of retiree health care benefits is recognized during the years the associates who are covered under the plan render service. Effective January 1, 2010, an amendment to the postretirement health care plan limited the benefit for future eligible retirees to $4,000 per plan year and the benefit is further subject to a maximum five year coverage period based on the associate’s retirement date and age. The postretirement health care plan is unfunded.

Amounts included in accumulated other comprehensive loss, net of tax, at July 3, 2016, which have not yet been recognized in net periodic benefit cost were as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$14	$(1,246)
Net actuarial loss	23,125	2,625
	$23,139	$1,379

Prior service cost (credit) and unrecognized net actuarial losses included in accumulated other comprehensive loss at July 3, 2016 which are expected to be recognized in net periodic benefit cost in fiscal 2017, net of tax, for the pension, SERP and postretirement plans are as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$7	$(481)
Net actuarial loss	2,033	339
	$2,040	$(142)

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	Years Ended			Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014	July 3, 2016	June 28, 2015	June 29, 2014
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$50	$64	$217	$12	$14	$15
Interest cost	4,387	4,173	4,407	87	114	157
Expected return on plan assets	(5,509)	(6,174)	(6,442)	—	—	—
Amortization of prior service cost (credit)	11	11	12	(764)	(764)	(764)
Amortization of unrecognized net loss	2,443	2,775	2,665	616	693	847
Net periodic benefit cost (credit)	$1,382	$849	$859	$(49)	$57	$255

	Pension and SERP Benefits		Postretirement Benefits
	2016	2015	2016	2015
WEIGHTED-AVERAGE ASSUMPTIONS:
Benefit Obligations:
Discount rate	3.79%	4.53%	3.79%	4.53%
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	4.53%	4.39%	4.53%	4.39%
Expected return on plan assets	5.45%	6.5%	n/a	n/a
Rate of compensation increases - SERP	3.0%	3.0%	n/a	n/a
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$99,329	$97,445	$2,179	$2,929
Service cost	50	64	12	14
Interest cost	4,387	4,173	87	114
Actuarial loss (gain)	6,783	2,118	(281)	(189)
Benefits paid	(4,397)	(4,471)	(395)	(689)
Benefit obligation at end of year	$106,152	$99,329	$1,602	$2,179
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$105,472	$104,340	$—	$—
Actual return on plan assets	371	2,450	—	—
Employer contribution	3,014	3,153	395	689
Benefits paid	(4,397)	(4,471)	(395)	(689)
Fair value of plan assets at end of year	$104,460	$105,472	$—	$—
Funded status – (accrued) prepaid benefit obligations	$(1,692)	$6,143	$(1,602)	$(2,179)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$72	$7,733	$—	$—
Accrued payroll and benefits (current liabilities)	(299)	(259)	(340)	(522)
Accrued benefit obligations (long-term liabilities)	(1,465)	(1,331)	(1,262)	(1,657)
Net amount recognized	$(1,692)	$6,143	$(1,602)	$(2,179)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost (credit)	$1,382	$849	$(49)	$57
Net actuarial loss (gain)	11,921	5,843	(281)	(189)
Amortization of prior service (cost) credits	(11)	(11)	764	764
Amortization of unrecognized net loss	(2,443)	(2,775)	(616)	(693)
Total recognized in other comprehensive loss (income), before tax	9,467	3,057	(133)	(118)
Total recognized in net periodic benefit cost and other comprehensive loss (income), before tax	$10,849	$3,906	$(182)	$(61)

The pension benefits have a separately determined accumulated benefit obligation, which is the actuarial present value of benefits based on service rendered and current and past compensation levels. This differs from the projected benefit obligation in that it includes no assumptions about future compensation levels. The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars):

	Pension		SERP
	July 3, 2016	June 28, 2015	July 3, 2016	June 28, 2015
Accumulated benefit obligation	$104,388	$97,739	$1,435	$1,245
Projected benefit obligation	$104,388	$97,739	$1,764	$1,590

For measurement purposes as it pertains to the estimated obligation associated with retirees prior to January 1, 2012, a 7 percent annual rate increase in the per capita cost of covered health care benefits was assumed for fiscal 2017; the rate was assumed to decrease gradually to 5 percent by the year 2022 and remain at that level thereafter.

The health care cost trend assumption has a significant effect on the postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2016	$1	$(1)
Effect on postretirement benefit obligation as of July 3, 2016	$13	$(12)

We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of short and long-term plan liabilities, plan funded status and corporate financial condition. The investment portfolio primarily contains a diversified blend of equity and fixed income investments.  Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth and value style managers, and small, mid and large market capitalizations. The investment portfolio does not include any real estate holdings, but had a small allocation to hedge funds in 2015. The investment policy of the plan prohibits investment in STRATTEC stock. Investment risk is measured and monitored on an ongoing basis through periodic investment portfolio reviews, annual liability measurements and periodic asset/liability studies. The pension plan weighted-average asset allocations by asset category were as follows for 2016 and 2015:

	Target Allocation	July 3, 2016	June 28, 2015
Equity investments	35%	38%	35%
Fixed-income Investments	30	27	26
Cash	35	35	39
Total	100%	100%	100%

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2016 and June 30, 2015 measurement dates (thousands of dollars):

	June 30, 2016				June 30, 2015
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$—	$36,706	$—	$36,706	$—	$41,241	$—	$41,241
Equity Securities/Funds:
Small Cap	1,714	—	—	1,714	—	—	—	—
Mid Cap	12,341	—	—	12,341	10,766	—	—	10,766
Large Cap	18,678	—	—	18,678	17,965	—	—	17,965
International	7,132	—	—	7,132	8,483	—	—	8,483
Fixed Income: Bond Funds/Bonds	4,837	23,052	—	27,889	5,041	21,925	—	26,966
Hedge Funds	—	—	—	—	—	—	51	51
Total	$44,702	$59,758	$—	$104,460	$42,255	$63,166	$51	$105,472

The following table summarizes the changes in Level 3 investments for the pension plan assets during the measurement year ended June 30, 2016 (thousands of dollars):

			Realized and
	Fair Value	Net Purchases	Unrealized	Fair Value
	June 28, 2015	and Sales	Gain, net	July 3, 2016
Hedge Funds	$51	$(51)	$—	$—

There were no transfers in or out of Level 3 investments during the year ended June 30, 2016.

The expected long-term rate of return on U.S. pension plan assets used to calculate net periodic benefit cost was 5.45 percent for 2017 and 2016. The target asset allocation is 35 percent public equity and 65 percent fixed income/cash. The 5.45 percent is approximated by applying returns of 10 percent on public equity and 3 percent on fixed income to the target allocation. The actual historical returns are also relevant. Annualized returns for periods ended June 30, 2016 were 4.29 percent for 5 years, 4.2 percent for 10 years, 4.33 percent for 15 years, 5.33 percent for 20 years, 6.07 percent for 25 years and 6.61 percent for 30 years.

We expect to contribute approximately $5 million to our qualified pension plan, $299,000 to our SERP and $340,000 to our postretirement health care plan in fiscal 2017. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the fiscal years noted below (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2017	$5,181	$340
2018	$5,185	$299
2019	$5,462	$240
2020	$5,802	$176
2021	$6,363	$151
2022-2026	$30,667	$398

All U.S. associates may participate in our 401(k) Plan. We contribute 100 percent up to the first 5 percent of eligible compensation that a participant contributes to the plan. Our contributions to the 401(k) Plan were as follows (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Company Contributions	$1,783	$1,729	$1,605